Benefit Plans, Employee Service Share-based Compensation, Aggregate Disclosures (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	$ 1,900	$ 857	$ 480
Number of awards in prior years (in shares)	1,500,000
Weighted average strike price (in dollars per share)	$ 8.81
Stock Options [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Options maximum term	5 years
Summary of the status of company's stock option, Outstanding options [Roll Forward]
Beginning balance (in shares)	2,084,041
New options awarded (in shares)	0
Expired options (in shares)	(553,000)
Options forfeited (in shares)	(4,900)
Exercised options (in shares)	(784,100)	(241,000)	(28,000)
Ending balance (in shares)	742,041	2,084,041
Summary of the status of company's stock option, Exercisable options [Roll Forward]
Ending balance (in shares)	531,641
Weighted average option price, Outstanding options [Roll Forward]
Beginning balance (in dollars per share)	$ 7.57
New options awarded (in dollars per share)	0
Expired options (in dollars per share)	0
Options forfeited (in dollars per share)	0
Exercised options (in dollars per share)	6.68
Ending balance (in dollars per share)	$ 6.78	$ 7.57
Weighted average remaining contractual life, options outstanding	5 years 9 months 18 days
Exercisable options, weighted average exercise price (in dollars per share)	$ 6.77
Weighted average remaining contractual life, exercisable outstanding	5 years 2 months 12 days
Intrinsic value of outstanding stock options	$ 1,600
Intrinsic value of vested stock options	$ 1,200
Stock Options [Member] | Maximum [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Options maximum term	10 years
Restricted Common Shares [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	$ 150	$ 224	$ 204
Restricted Shares Units [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	$ 633	610	324
Options maximum term	3 years
Performance Share Units [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	$ 1,200	23	(48)
Options maximum term	3 years
Liability Awards [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	$ 1,800	633	276
Equity Awards [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	$ 151	224	204
401(k) Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Employer matching contribution, first match	100.00%
Aggregate salary contribution matched by employer, first match	3.00%
Employer matching contribution, next matched	50.00%
Aggregate salary contribution matched by employer, next match	3.00%
Profit sharing contribution	$ 0	0	0
Expense related to 401(k) plan	1,000	986	944
Executive Incentive Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Expense for officers and executive incentive plan	$ 1,900	$ 1,700	$ 715
2010 Employee Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	2,300,000
2010 Employee Stock Option Plan [Member] | Other Equity Based Cash Settled Awards [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	1,400,000
2010 Directors Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	250,000
2010 Directors Stock Option Plan [Member] | Other Equity Based Cash Settled Awards [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	250,000